Current Liabilites - Lease Liabilities (Tables)	12 Months Ended
Jun. 30, 2024
Lease liabilities [abstract]
Summary of Lease Liabilities

	June 30, 2024	June 30, 2023

	US$	US$
Carrying amount at July 1	181,711
New lease	—	252,677
Payments	(88,678)	(70,966)
Carrying amount at June 30	93,033	181,711
Maturity analysis:
Year 1	98,693	102,806
Year 2	—	84,226
	98,693	187,032
Less: unearned interest	(5,660)	(5,321)
	93,033	181,711
Analyzed into:
Current portion	93,033	97,485
Non-current portion	—	84,226
	93,033	181,711

Summary of Lease Amounts Recognized in Profit or Loss

	2024	2023	2022

	US$	US$	US$
Amounts recognized in profit or loss:
Depreciation expense on right-of-use asset	84,225	84,226	66,465
Lease finance costs	5,660	5,321	5,920
Expense relating to leases of low value assets	—	2,101	7,376
	89,885	91,648	79,761